[LATHAM & WATKINS LLP LETTERHEAD]

June 24, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  New Athletics, Inc.
  Registration Statement on Form S-4

Ladies and Gentlemen:

        On behalf of New Athletics, Inc. (the "Company"), we file herewith via EDGAR one copy of a registration statement on Form S-4 (the "Registration Statement"). We are also providing via overnight delivery three paper copies of the Registration Statement, together with three copies of a letter dated March 7, 2005 from Ms. Carol Stacey, Chief Accountant, Office of Chief Accountant, Division of Corporation Finance, to Mr. Patrick C. O'Connor, Executive Vice President and Chief Financial Officer of Aviza Technology, Inc. ("Aviza"), concerning the presentation of Aviza's audited financial statements and selected financial data in the Registration Statement.

        Please direct any questions or comments regarding this filing to the undersigned at (415) 395-8277 or Errol Hunter at (415) 395-8067.

Very truly yours,
/s/ Andrew S. Williamson
Andrew S. Williamson of LATHAM & WATKINS LLP
cc:	Jerauld J. Cutini Patrick C. O'Connor Aviza Technology, Inc.
John Macneil Martyn J. Tuffery Trikon Technologies, Inc.
Valerie Vasquez Deloitte & Touche LLP
Jane Barwell Ernst & Young LLP
Christopher L. Kaufman, Esq. Errol H. Hunter, Esq. Latham & Watkins LLP
Steven V. Bernard, Esq. Steven Liu, Esq. Bart D. Dillashaw, Esq. Wilson Sonsini Goodrich & Rosati, P.C.